Related Party Transactions - Valetudo Loans (Details) - USD ($)			3 Months Ended		9 Months Ended
	May 01, 2025	Apr. 30, 2025	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Jan. 31, 2024	Nov. 30, 2023	Aug. 31, 2023	Jul. 31, 2023	Jun. 30, 2023	Dec. 01, 2022
Related Parties Related Party Debt
Amount borrowed			$ 1,442,500		$ 1,442,500		$ 19,973,000
Repayment of debt					1,300,000
Accrued interest, related parties			184,869		184,869		955,119
Related party
Related Parties Related Party Debt
Amount borrowed			1,442,500		1,442,500		19,973,000
Related party | Valetudo Loan
Related Parties Related Party Debt
Amount borrowed			450,000	$ 2,800,000	450,000	$ 2,800,000
Related party | Valetudo Loan | Maximum
Related Parties Related Party Debt
Interest expense relating to loan			3,833	$ 24,533	38,375	$ 72,016
Related party | Valetudo Loan | Valetudo Therapeutics LLC
Related Parties Related Party Debt
Accrued interest, related parties			109,475		109,475		115,017
Related party | Valetudo December 2022 Loan
Related Parties Related Party Debt
Amount borrowed													$ 700,000
Repayment of membership interest													$ 700,000
Repayment of debt	$ 700,000
Related party | Valetudo June 2023 Loans
Related Parties Related Party Debt
Amount borrowed			200,000		200,000		500,000
Related party | Valetudo June 2023 Loan One
Related Parties Related Party Debt
Amount borrowed												$ 300,000
Repayment of debt	$ 300,000
Related party | Valetudo June 2023 Loan Two
Related Parties Related Party Debt
Amount borrowed												$ 200,000
Related party | Valetudo July 2023 Loan
Related Parties Related Party Debt
Amount borrowed			$ 250,000		$ 250,000		250,000				$ 250,000
Interest rate											6.00%
Related party | Valetudo August 2023 Loans
Related Parties Related Party Debt
Amount borrowed							400,000
Interest rate										6.00%
Conversion of outstanding principal		$ 400,000
Related party | Valetudo August 2023 Loan One
Related Parties Related Party Debt
Amount borrowed										$ 250,000
Related party | Valetudo August 2023 Loan Two
Related Parties Related Party Debt
Amount borrowed										$ 150,000
Related party | Valetudo November 2023 Loan
Related Parties Related Party Debt
Amount borrowed							200,000		$ 200,000
Interest rate									6.00%
Conversion of outstanding principal		200,000
Related party | Valetudo January 2024 Loans
Related Parties Related Party Debt
Amount borrowed							$ 750,000
Interest rate								6.00%
Conversion of outstanding principal		$ 750,000
Related party | Valetudo January 2024 Loan One
Related Parties Related Party Debt
Amount borrowed								$ 600,000
Related party | Valetudo January 2024 Loan Two
Related Parties Related Party Debt
Amount borrowed								$ 150,000